N-2 - $ / shares	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Prospectus [Line Items]
Document Period End Date	Nov. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001547158
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Tortoise Energy Independence Fund, Inc.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

9. Senior Notes

TYG, NTG and TTP each have issued private senior notes (collectively, the “Notes”), which are unsecured obligations and, upon liquidation, dissolution or winding up of a Fund, will rank: (1) senior to all of the Fund’s outstanding preferred shares, if any; (2) senior to all of the Fund’s outstanding common shares; (3) on parity with any unsecured creditors of the Fund and any unsecured senior securities representing indebtedness of the Fund and (4) junior to any secured creditors of the Fund. Holders of the Notes are entitled to receive periodic cash interest payments until maturity. The Notes are not listed on any exchange or automated quotation system.

The Notes are redeemable in certain circumstances at the option of a Fund, subject to payment of any applicable make-whole amounts or early redemption premiums. The Notes for a Fund are also subject to a mandatory redemption if the Fund fails to meet asset coverage ratios required under the 1940 Act or the rating agency guidelines if such failure is not waived or cured. At November 30, 2024, each of TYG, NTG and TTP were in compliance with asset coverage covenants and basic maintenance covenants for its senior notes.

Details of each Fund’s outstanding Notes, including estimated fair value, as of November 30, 2024, are included below. The estimated fair value of each series of fixed-rate Notes was calculated, for disclosure purposes, by discounting future cash flows by a rate equal to the current U.S. Treasury rate with an equivalent maturity date, plus either 1) the spread between the interest rate on recently issued debt and the U.S. Treasury rate with a similar maturity date or 2) if there has not been a recent debt issuance, the spread between the AAA corporate finance debt rate and the U.S. Treasury rate with an equivalent maturity date plus the spread between the fixed rates of the Notes and the AAA corporate finance debt rate. The estimated fair value of floating rate Notes approximates the carrying amount because the interest rate fluctuates with changes in interest rates available in the current market. The estimated fair values in the following tables are Level 2 valuations within the fair value hierarchy.

TYG:
Series	Maturity Date	Interest Rate	Payment Frequency	Notional Amount	Estimated Fair Value
Series L	December 19, 2024	3.99%	Semi-Annual	$6,453,333	$6,562,811
Series AA	June 14, 2025	3.48%	Semi-Annual	3,226,666	3,244,572
Series NN	June 14, 2025	3.20%	Semi-Annual	9,680,000	9,708,778
Series KK	December 18, 2025	3.53%	Semi-Annual	3,226,667	3,218,638
Series OO	April 9, 2026	3.27%	Semi-Annual	9,680,000	9,466,463
Series PP	September 25, 2027	3.33%	Semi-Annual	8,066,667	7,722,349
Series QQ	December 17, 2028	2.50%	Semi-Annual	10,000,000	9,803,367
				$50,333,333	$49,726,978

On December 18, 2023, TYG’s Series JJ Notes, with a notional amount of $6,453,333 and a fixed interest rate of 3.34% were paid in full at maturity.

On January 22, 2024, TYG’s Series T Notes, with a notional amount of $8,066,667 and a fixed interest rate of 4.16% were paid in full at maturity.

NTG:
Series	Maturity Date	Interest Rate	Payment Frequency	Notional Amount	Estimated Fair Value
Series Q	October 16, 2025	3.97%	Semi-Annual	$2,234,292	$2,217,881
Series R	October 16, 2026	4.02%	Semi-Annual	1,936,386	1,902,960
Series S	December 17, 2028	2.50%	Semi-Annual	25,000,000	22,870,124
				$29,170,678	$26,990,965

TTP:
Series	Maturity Date	Interest Rate	Payment Frequency	Notional Amount	Estimated Fair Value
Series H	December 13, 2024	3.97%	Semi-Annual	$3,942,858	$4,013,066

Senior Securities, Note [Text Block]

9. Senior Notes

TYG, NTG and TTP each have issued private senior notes (collectively, the “Notes”), which are unsecured obligations and, upon liquidation, dissolution or winding up of a Fund, will rank: (1) senior to all of the Fund’s outstanding preferred shares, if any; (2) senior to all of the Fund’s outstanding common shares; (3) on parity with any unsecured creditors of the Fund and any unsecured senior securities representing indebtedness of the Fund and (4) junior to any secured creditors of the Fund. Holders of the Notes are entitled to receive periodic cash interest payments until maturity. The Notes are not listed on any exchange or automated quotation system.

The Notes are redeemable in certain circumstances at the option of a Fund, subject to payment of any applicable make-whole amounts or early redemption premiums. The Notes for a Fund are also subject to a mandatory redemption if the Fund fails to meet asset coverage ratios required under the 1940 Act or the rating agency guidelines if such failure is not waived or cured. At November 30, 2024, each of TYG, NTG and TTP were in compliance with asset coverage covenants and basic maintenance covenants for its senior notes.

Details of each Fund’s outstanding Notes, including estimated fair value, as of November 30, 2024, are included below. The estimated fair value of each series of fixed-rate Notes was calculated, for disclosure purposes, by discounting future cash flows by a rate equal to the current U.S. Treasury rate with an equivalent maturity date, plus either 1) the spread between the interest rate on recently issued debt and the U.S. Treasury rate with a similar maturity date or 2) if there has not been a recent debt issuance, the spread between the AAA corporate finance debt rate and the U.S. Treasury rate with an equivalent maturity date plus the spread between the fixed rates of the Notes and the AAA corporate finance debt rate. The estimated fair value of floating rate Notes approximates the carrying amount because the interest rate fluctuates with changes in interest rates available in the current market. The estimated fair values in the following tables are Level 2 valuations within the fair value hierarchy.

TYG:
Series	Maturity Date	Interest Rate	Payment Frequency	Notional Amount	Estimated Fair Value
Series L	December 19, 2024	3.99%	Semi-Annual	$6,453,333	$6,562,811
Series AA	June 14, 2025	3.48%	Semi-Annual	3,226,666	3,244,572
Series NN	June 14, 2025	3.20%	Semi-Annual	9,680,000	9,708,778
Series KK	December 18, 2025	3.53%	Semi-Annual	3,226,667	3,218,638
Series OO	April 9, 2026	3.27%	Semi-Annual	9,680,000	9,466,463
Series PP	September 25, 2027	3.33%	Semi-Annual	8,066,667	7,722,349
Series QQ	December 17, 2028	2.50%	Semi-Annual	10,000,000	9,803,367
				$50,333,333	$49,726,978

On December 18, 2023, TYG’s Series JJ Notes, with a notional amount of $6,453,333 and a fixed interest rate of 3.34% were paid in full at maturity.

On January 22, 2024, TYG’s Series T Notes, with a notional amount of $8,066,667 and a fixed interest rate of 4.16% were paid in full at maturity.

NTG:
Series	Maturity Date	Interest Rate	Payment Frequency	Notional Amount	Estimated Fair Value
Series Q	October 16, 2025	3.97%	Semi-Annual	$2,234,292	$2,217,881
Series R	October 16, 2026	4.02%	Semi-Annual	1,936,386	1,902,960
Series S	December 17, 2028	2.50%	Semi-Annual	25,000,000	22,870,124
				$29,170,678	$26,990,965

TTP:
Series	Maturity Date	Interest Rate	Payment Frequency	Notional Amount	Estimated Fair Value
Series H	December 13, 2024	3.97%	Semi-Annual	$3,942,858	$4,013,066

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

1. General Organization

This report covers the following companies, each of which is listed on the New York Stock Exchange (“NYSE”): Tortoise Energy Infrastructure Corp. (“TYG”), Tortoise Midstream Energy Fund, Inc. (“NTG”), Tortoise Pipeline & Energy Fund, Inc. (“TTP”), Tortoise Energy Independence Fund, Inc. (“NDP”), Tortoise Power and Energy Infrastructure Fund, Inc. (“TPZ”), and Tortoise Sustainable and Social Impact Term Fund (“TEAF) (formerly, Ecofin Sustainable and Social Impact Term Fund). These companies are individually referred to as a “Fund” or by their respective NYSE symbols, or collectively as the “Funds”, and each is a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of TYG, NTG, TTP, NDP and TEAF has a primary investment objective to seek a high level of total return with an emphasis on current distributions. TPZ has a primary investment objective to provide a high level of current income, with a secondary objective of capital appreciation.

Risk Factors [Table Text Block]

3. Risks and Uncertainties

TYG, NTG, TTP, NDP and TPZ concentrate their investments in the energy sector. TEAF concentrates its investments in issuers operating in essential asset sectors. Funds that primarily invest in a particular sector may experience greater volatility than companies investing in a broad range of industry sectors. A Fund may, for defensive purposes, temporarily invest all or a significant portion of its assets in investment grade securities, short-term debt securities and cash or cash equivalents. To the extent a Fund uses this strategy, it may not achieve its investment objective.

Effects of Leverage [Text Block]

Leverage

The fund’s leverage utilization increased by $1.4 million, during the six months ended Q4 2024 as compared to the six months ended Q2 2024. The fund utilizes all floating rate leverage that had a weighted-average annual rate of 5.54% and represented 13.3% of total assets at year-end. During the period, the fund maintained compliance with its applicable coverage ratios. The interest rate on the fund’s leverage will vary in the future along with changing floating rates.

Please see the Financial Statements and Notes to Financial Statements for additional detail regarding critical accounting policies, results of operations, leverage and other important fund information.

For further information regarding the fund’s leverage and distributions to stockholders, as well as a discussion of the tax impact on distributions, please visit www.tortoiseadvisors.com.

Annual Dividend Payment	$ (2.52)	$ (2.52)	$ (2.08)	$ (0.62)	$ (0.80)
NAV Per Share	$ 45.08	$ 35.45	$ 38.24	$ 25.13	$ 16.42	$ 33.36
Latest Premium (Discount) to NAV [Percent]	(2.20%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

F. Distributions to Stockholders

Distributions to common stockholders are recorded on the ex-dividend date. The Funds may not declare or pay distributions to its common stockholders if it does not meet asset coverage ratios required under the 1940 Act or the rating agency guidelines for its debt and preferred stock following such distribution. The amount of any distributions will be determined by the Board of Directors. The character of distributions to common stockholders made during the year may differ from their ultimate characterization for federal income tax purposes.

As RICs, TYG, NTG, TTP, NDP, TPZ and TEAF each intend to make cash distributions of its investment company taxable income and capital gains to common stockholders. In addition, on an annual basis, TYG, NTG, TTP, NDP, TPZ and TEAF each may distribute additional capital gains in the last calendar quarter if necessary to meet minimum distribution requirements and thus avoid being subject to excise taxes. Distributions paid to stockholders in excess of investment company taxable income and net realized gains will be treated as return of capital to stockholders.

Distributions to mandatory redeemable preferred (“MRP”) stockholders are accrued daily based on applicable distribution rates for each series and paid periodically according to the terms of the agreements. The Funds may not declare or pay distributions to its preferred stockholders if it does not meet a 200% asset coverage ratio for its debt or the rating agency basic maintenance amount for the debt following such distribution. The character of distributions to preferred stockholders made during the year may differ from their ultimate characterization for federal income tax purposes.

Distributions to stockholders for the year ended November 30, 2024 were characterized as follows:

	TYG		NTG		TTP		NDP	TPZ	TEAF
	Common	Preferred	Common	Preferred	Common	Preferred	Common	Common	Common
Qualified dividend income	15%	100%	11%	100%	14%	100%	17%	18%	18%
Ordinary dividend income	—	—	—	—	—	—	—	9%	31%
Return of capital	85%	—	89%	—	86%	—	83%	73%	51%
Long-term capital gain	—	—	—	—	—	—	—	—	—
*	For Federal income tax purposes, distributions of short-term capital gains are included in qualified dividend income.

Security Voting Rights [Text Block]	TYG, NTG and TTP each have issued and outstanding MRP Stock at November 30, 2024. The MRP Stock has rights determined by the Board of Directors. Except as otherwise indicated in the Funds’ Charter or Bylaws, or as otherwise required by law, the holders of MRP Stock have voting rights equal to the holders of common stock (one vote per MRP share) and will vote together with the holders of shares of common stock as a single class except on matters affecting only the holders of preferred stock or the holders of common stock. The 1940 Act requires that the holders of any preferred stock (including MRP Stock), voting separately as a single class, have the right to elect at least two directors at all times.
Long Term Debt, Title [Text Block]

G. Offering and Debt Issuance Costs

Offering costs related to the issuance of common stock are charged to additional paid-in capital when the stock is issued. Debt issuance costs related to senior notes and MRP Stock are deferred and amortized over the period the debt or MRP Stock is outstanding. Offering costs related to the issuance of common stock in prior years are amortized and included on the statement of operations.

There were no offering or debt issuance costs recorded during the year December 1, 2023 through November 30, 2024 for TYG, NTG, TTP, NDP, TPZ or TEAF.

Other Security, Title [Text Block]

12. Derivative Financial Instruments

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Funds’ use of and accounting for derivative instruments and the effect of derivative instruments on the Funds’ results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Forward Currency Contracts

TEAF may invest in derivative instruments for hedging or risk management purposes, and for short-term purposes such as maintaining market exposure pending investment of the proceeds of an offering or transitioning its portfolio between different asset classes. The Fund’s use of derivatives could enhance or decrease the cash available to the Fund for payment of distributions or interest, as the case may be. Derivatives can be illiquid, may disproportionately increase losses and have a potentially large negative impact on the Fund’s performance. Derivative transactions, including options on securities and securities indices and other transactions in which the Fund may engage (such as forward currency transactions, futures contracts and options thereon and total return swaps), may subject the Fund to increased risk of principal loss due to unexpected movements in stock prices, changes in stock volatility levels, interest rates and foreign currency exchange rates and imperfect correlations between the Fund’s securities holdings and indices upon which derivative transactions are based. The Fund also will be subject to credit risk with respect to the counterparties to any OTC derivatives contracts the Fund enters into.

As of November 30, 2024, TEAF held no forward currency contracts.

Interest Rate Swap Contracts

TYG may enter into interest rate swap contracts in an attempt to protect it from increasing interest expense on its leverage resulting from increasing interest rates. A decline in interest rates may result in a decline in the value of the swap contracts, which may result in a decline in the net assets of TYG. At the time the interest rate swap contracts reach their scheduled termination, there is a risk that TYG will not be able to obtain a replacement transaction, or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if TYG is required to terminate any swap contract early due to a decline in net assets below a threshold amount or failing to maintain a required 300% asset coverage of the liquidation value of the outstanding debt, then TYG could be required to make a payment to the extent of any net unrealized depreciation of the terminated swaps, in addition to redeeming all or some of its outstanding debt. TYG segregates a portion of its assets as collateral for the amount of any net liability of its interest rate swap contracts.

TYG may be subject to credit risk on the interest rate swap contracts if the counterparty should fail to perform under the terms of the interest rate swap contracts. The amount of credit risk is limited to the net appreciation of the interest rate swap contracts, if any, as no collateral is pledged by the counterparty. In addition, if the counterparty to the interest rate swap contracts defaults, the Fund would incur a loss in the amount of the receivable and would not receive amounts due from the counterparty to offset the interest payments on the Fund’s leverage. As of November 30, 2024, TYG held no interest rate swap contracts.

Written Call Options

Transactions in written option contracts for TEAF for the period from December 1, 2023 through November 30, 2024 are as follows:

	TEAF
	Number of Contracts	Premium
Options outstanding at November 30, 2023	1,000	$34,025
Options written	245	17,983
Options closed*	—	—
Options exercised	(1,000)	(34,025)
Options expired	(245)	(17,983)
Options outstanding at November 30, 2024	—	$—

There were no written option contracts in TYG, NTG, TTP and NDP during the period December 1, 2023 through November 30, 2024. As of November 30, 2024, TEAF held no written options contracts.

The following table presents the effect of derivatives on the Statements of Operations for the year ended November 30, 2024:

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gains (Losses) on Derivatives	Net Realized Gain (Loss) on Derivatives	Net Change in Unrealized Appreciation (Depreciation) of Derivatives
TEAF: Written equity call options	Options	$17,983	$12,781

Outstanding Security, Authorized [Shares]	100,000,000
Outstanding Security, Held [Shares]	1,666,014